Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2014
C000104446 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 8,831	$ 8,831	$ 8,831	$ 8,163	$ 7,494	$ 9,372	$ 9,361	$ 9,772	$ 8,986	$ 9,736	$ 9,380	$ 8,601	$ 10,000
Average Annual Return, Percent	8.18%	(2.01%)	(1.24%)
C000112502 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 13,572	$ 13,572	$ 13,572	11,853	10,969	13,446	12,944	12,453	11,063	11,415	10,755	9,838	10,000
Average Annual Return, Percent	14.50%	1.74%	3.10%
C000112503 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 14,148	$ 14,148	$ 14,148	11,515	10,298	13,093	12,219	12,478	11,291	12,008	11,160	9,787	10,000
Average Annual Return, Percent	22.87%	2.54%	3.53%
C000112949 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 14,092	$ 14,092	$ 14,092	12,109	11,219	13,271	12,224	11,980	11,120	11,199	10,220	9,568	10,000
Average Annual Return, Percent	16.38%	3.30%	3.49%
C000112950 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 11,842	$ 11,842	$ 11,842	10,248	8,830	11,796	11,034	10,714	10,218	10,698	9,366	9,098	10,000
Average Annual Return, Percent	15.56%	2.02%	1.70%
JPM Emerging Market Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPM Emerging Market Bond Index
Account Value	$ 13,969	$ 13,969	$ 13,969	12,154	10,639	11,750	10,836	11,487	11,261	11,223	10,199	9,454	10,000
Average Annual Return, Percent	14.94%	3.99%	3.40%
iBoxx Global Government Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	iBoxx Global Government Index
Account Value	$ 9,790	$ 9,790	$ 9,790	9,215	9,352	10,691	11,092	10,866	10,039	10,187	10,377	10,092	10,000
Average Annual Return, Percent	6.24%	(2.06%)	(0.21%)
J P Morgan GBI EM Global Diversified 15 Cap 4 5 Floor Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	J.P. Morgan GBI-EM Global Diversified 15% Cap 4.5% Floor Index
Account Value	$ 9,142	$ 9,142	$ 9,142	8,657	7,807	9,746	9,700	10,052	9,230	9,909	9,479	8,629	10,000
Average Annual Return, Percent	5.61%	(1.88%)	(0.89%)
J P Morgan CEMBI Broad Diversified Core Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	J.P. Morgan CEMBI Broad Diversified Core Index
Account Value	$ 14,184	$ 14,184	$ 14,184	12,334	11,356	14,058	13,434	12,831	11,347	11,623	10,909	9,911	10,000
Average Annual Return, Percent	14.99%	2.02%	3.56%
J P Morgan USD Emerging Markets High Yield Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	J.P. Morgan USD Emerging Markets High Yield Bond Index
Account Value	$ 14,578	$ 14,578	$ 14,578	11,807	10,506	13,363	12,400	12,602	11,385	12,066	11,169	9,806	10,000
Average Annual Return, Percent	23.46%	2.96%	3.84%
Markit iBoxx Global Developed Markets High Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Markit iBoxx® Global Developed Markets High Yield Index
Account Value	$ 14,300	$ 14,300	$ 14,300	12,293	11,361	13,406	12,331	12,089	11,205	11,269	10,276	9,585	10,000
Average Annual Return, Percent	16.32%	3.42%	3.64%
Markit iBoxx Global Developed Markets ex US High Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Markit iBoxx® Global Developed Markets ex-US High Yield Index
Account Value	$ 12,139	$ 12,139	$ 12,139	$ 10,508	$ 9,062	$ 12,079	$ 11,253	$ 10,867	$ 10,332	$ 10,781	$ 9,411	$ 9,109	$ 10,000
Average Annual Return, Percent	15.52%	2.24%	1.96%